Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents

17 Cash and cash equivalents

Cash and cash equivalents are analysed as follows:

	31/12/23	31/12/22
Cash on hand	125	89
Bank accounts	33,485	54,386
Total	33,610	54,475

The following tables show the Group’s cash and cash equivalents broken-down by region.

	31/12/23	31/12/22
Europe	15,356	32,779
Asia	13,449	15,649
North America	3,659	4,482
South America	1,061	1,498
Other	85	67
Total	33,610	54,475

For the purpose of the statement of cash flows, cash and cash equivalents comprise the following:

	31/12/23	31/12/22	31/12/21
Cash and cash equivalents in the statement of financial position	33,610	54,475	53,472
Bank overdrafts repayable on demand	(2,037)	(1,754)	(1,223)
Cash and cash equivalents in the statement of cash flows	31,573	52,721	52,249

Bank overdrafts repayable on demand form an integral part of the Group’s cash management (see note 26).